6 INTANGIBLE ASSETS: Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets other than goodwill
Other intangible assets	$ 7,817,753	$ 6,177,982
Additions other than through business combinations, intangible assets other than goodwill	1,351,597	1,639,771
Disposals, intangible assets other than goodwill	0	0
Other intangible assets	9,169,350	7,817,753
Opening Accumulated Amortization	2,333,166	860,223
Amortization during the period	1,714,339	1,472,943
Closing Amortization Balance	4,047,505	2,333,166
Intangible Assets, Net Book Value	5,121,845	5,484,587
Software platform
Other intangible assets	3,147,753	1,507,982
Additions other than through business combinations, intangible assets other than goodwill	1,351,597	1,639,771
Disposals, intangible assets other than goodwill	0	0
Other intangible assets	4,499,350	3,147,753
Opening Accumulated Amortization	826,496	287,557
Amortization during the period	780,335	538,939
Closing Amortization Balance	1,606,831	826,496
Intangible Assets, Net Book Value	2,892,519	2,321,257
Acquired intellectual property
Other intangible assets	2,495,000	2,495,000
Additions other than through business combinations, intangible assets other than goodwill	0	0
Disposals, intangible assets other than goodwill	0	0
Other intangible assets	2,495,000	2,495,000
Opening Accumulated Amortization	802,333	303,333
Amortization during the period	499,000	499,000
Closing Amortization Balance	1,301,333	802,333
Intangible Assets, Net Book Value	1,193,667	1,692,667
Acquired customer relationships
Other intangible assets	1,195,000	1,195,000
Additions other than through business combinations, intangible assets other than goodwill	0	0
Disposals, intangible assets other than goodwill	0	0
Other intangible assets	1,195,000	1,195,000
Opening Accumulated Amortization	394,004	155,000
Amortization during the period	239,004	239,004
Closing Amortization Balance	633,008	394,004
Intangible Assets, Net Book Value	561,992	800,996
Acquired music label contracts
Other intangible assets	980,000	980,000
Additions other than through business combinations, intangible assets other than goodwill	0	0
Disposals, intangible assets other than goodwill	0	0
Other intangible assets	980,000	980,000
Opening Accumulated Amortization	310,333	114,333
Amortization during the period	196,000	196,000
Closing Amortization Balance	506,333	310,333
Intangible Assets, Net Book Value	$ 473,667	$ 669,667